Share-Based Compensation - Non-Employee Awards (Details) - FREYR AS $ / shares in Units, € in Thousands, $ in Thousands					1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 08, 2021 USD ($) $ / shares	Feb. 16, 2021 kr / shares shares	Dec. 04, 2020 USD ($) shares	Dec. 04, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) kr / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) kr / shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) shares
Weighted average remaining contractual life (years)
Warrants granted						0 years
Nonemployee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued share-based compensation expense			$ 427	€ 375
Exercise price of warrants | kr / shares		kr 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants granted | shares		2,308,526
Weighted average exercise price (NOK)
Warrants granted | kr / shares		kr 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $						$ 0			$ 427
Warrants payment-in-kind | Nonemployee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants agreed to be issued | shares		2,308,526	2,308,526	2,308,526
Accrued share-based compensation expense									$ 427	€ 375
Exercise price of warrants | kr / shares		kr 0.01					kr 0
Amount of liability reclassified to equity | $	$ 460
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants outstanding at beginning of period | shares						2,308,526
Warrants granted | shares						0
Warrants outstanding at end of period | shares					2,308,526	2,308,526			2,308,526	2,308,526
Warrants exercisable at end of period | shares						2,308,526
Weighted average exercise price (NOK)
Warrants outstanding at beginning of period | kr / shares							0.01
Warrants granted | kr / shares		kr 0.01					0
Warrants outstanding at end of period | kr / shares					kr 0.01		0.01
Warrants exercisable at end of period | kr / shares							kr 0.01
Weighted average remaining contractual life (years)
Warrants outstanding at end of period						2 years 6 months			2 years 9 months	2 years 9 months
Warrants granted						0 years
Warrants exercisable at end of period						2 years 6 months
Aggregate intrinsic value
Warrants outstanding at end of period | $					kr 2,649	$ 3,464	kr 3,464		$ 2,649
Warrants exercisable at end of period | $						3,464	kr 3,464
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date fair value per warrant | $ / shares	$ 1.82
Expected term (years)	3 years
Expected volatility	49.80%
Expected dividend yield	0.00%
Risk-free interest rate	(0.66%)
Fair value of warrants vested | $						4,200
Number of warrants vested | shares								0
Compensation expense | $						$ 3,739		$ 0